Certain risks	12 Months Ended
Dec. 31, 2023
Certain risks
Certain risks

3.Certain risks

(a)	Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(b)	Credit risk

The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term deposits, short-term investment, long-term deposits and accounts receivable.

As of December 31, 2022 and 2023, substantially all of the Group’s cash and cash equivalents, restricted cash, short-term deposits, short-term investment and long-term deposits were placed with the PRC financial institutions and international financial institutions. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks with high credit quality. The Group has not experienced any losses on its deposits of cash and cash equivalents and term deposits for the years ended December 31, 2021, 2022 and 2023 and believes that its credit risk to be minimal. Accounts receivable is typically unsecured and is primarily derived from revenue earned from payment platforms, advertising services, distribution platforms and livestreaming platforms from third parties.